Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Mar. 31, 2017	$ 1,324,000	$ 3,024,000	$ 97,458,000	$ (66,499,000)	$ (11,175,000)	$ 409,874,000
Net (loss) earnings						(8,480,000)							$ (8,480,000)
Cash dividends paid on preferred stock						(23,000)							(23,000)
Equity incentive program			100,000
Contribution of 401(k) match				1,501,000
Purchase of treasury stock				(4,558,000)
Preferred stock conversion	(617,000)	14,000	603,000
Reclassification of certain tax effects					(2,409,000)	2,409,000
Change in pension and postretirement benefits adjustment					(11,483,000)								11,483,000
Balance at Mar. 31, 2018	707,000	3,038,000	98,161,000	(69,556,000)	(25,067,000)	403,780,000							411,063,000
Preferred stock, shares outstanding (in shares)							200,000	807,240	37,529	500
Common stock, shares outstanding (in shares)											7,860,033	1,884,439
Net (loss) earnings						5,747,000							5,747,000
Cash dividends paid on preferred stock						(23,000)	$ (3,000)
Equity incentive program			100,000
Contribution of 401(k) match				1,773,000
Purchase of treasury stock				(7,957,000)							$ (7,700,000)	$ (300,000)
Change in pension and postretirement benefits adjustment					6,782,000								(6,782,000)
Common stock issuance		1,000	(1,000)
Balance at Mar. 31, 2019	$ 707,000	$ 3,039,000	$ 98,260,000	$ (75,740,000)	$ (18,285,000)	$ 409,504,000							$ 417,485,000
Preferred stock, shares authorized (in shares)							200,000	1,400,000	37,529	500
Common stock, shares authorized (in shares)											20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)							200,000	807,240	37,529	500
Common stock, shares outstanding (in shares)											7,667,913	1,874,861
Preferred stock, stock amount							$ 50,000	$ 202,000	$ 447,000	$ 8,000
Common stock, stock amount											$ 2,535,000	$ 504,000